LONG-TERM DEBT - Bank credit facilities (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Long-term debt
Long-term debt	$ 5,408.2	$ 2,156.6	$ 4,120.0	$ 2,561.8
Fair value of related hedging derivative instruments was in an asset position		$ 116.3		$ 333.3
Assets carrying value	8,905.8		8,119.6
Bank credit facilities
Long-term debt
Long-term debt	285.0
Assets carrying value	8,900.3		8,114.0
Secured revolving credit facility
Long-term debt
Drawn credit facility	285.0		$ 0.0
Secured revolving credit facility matures in July 2023
Long-term debt
Principal amount	$ 1,500.0